Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Capital stock [member] TWD ($)	Capital surplus [member] TWD ($)	Legal reserve [member] TWD ($)	Special reserve [member] TWD ($)	Unappropriated retained earnings [member] TWD ($)	Financial statements translation differences of foreign operations [member] TWD ($)	Unearned employee awards [member] TWD ($)	Treasury stock [member] TWD ($)	unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member] TWD ($)	Unrealized gain (loss) on valuation of available -for-sale financial assets [member] TWD ($)
Beginning Balance (Previously stated [member]) at Dec. 31, 2017	$ 18,120,949		$ 8,862,971	$ 6,271,448	$ 1,166,517		$ 2,815,966	$ 65,593	$ (54,570)	$ (1,007,654)		$ 678
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	107,215						65,050				$ 42,843	$ (678)
Beginning Balance (Restated balance [member]) at Dec. 31, 2017	18,228,164		8,862,971	6,271,448	1,166,517		2,881,016	65,593	(54,570)	(1,007,654)	42,843
Profit for the year	1,325,824						1,325,824
Other comprehensive (loss) income	(32,829)						(45,807)	(51,077)			64,055
Total comprehensive income (loss) for the year (Note 23)	1,292,995						1,280,017	(51,077)			64,055
Appropriation of prior year's earnings:
Legal reserve (Note 22)					302,653		(302,653)
Cash dividends (Note 22)	(256,806)						(256,806)
Restricted shares (Note 19)	41,043		(4,948)	(7,967)			1,089		52,869
Capital reduction	(1,284,223)		(1,329,446)	72						45,151
Ending Balance at Dec. 31, 2018	18,021,173		7,528,577	6,263,553	1,469,170		3,602,663	14,516	(1,701)	(962,503)	106,898
Profit for the year	2,508,574						2,508,574
Other comprehensive (loss) income	(127,266)						17,372	(104,198)			(40,440)
Total comprehensive income (loss) for the year (Note 23)	2,381,308						2,525,946	(104,198)			(40,440)
Appropriation of prior year's earnings:
Legal reserve (Note 22)					110,308		(110,308)
Cash dividends (Note 22)	(872,718)						(872,718)
Restricted shares (Note 19)	822		(477)	(412)			10		$ 1,701
Cancellation of treasury stock (Note 20)			(255,699)	(212,354)			(494,450)			$ 962,503
Disposal of investment accounted for using equity method (Note 23)							72				(72)
Ending Balance at Dec. 31, 2019	19,530,585		7,272,401	6,050,787	1,579,478		4,651,215	(89,682)			66,386
Profit for the year	2,378,978	$ 84,721					2,378,978
Other comprehensive (loss) income	115,308	4,107					(41,374)	28,352			128,330
Total comprehensive income (loss) for the year (Note 23)	2,494,286	88,828					2,337,604	28,352			128,330
Appropriation of prior year's earnings:
Legal reserve (Note 22)					258,416		(258,416)
Special reserve (Note 22)						$ 19,802	(19,802)
Cash dividends (Note 22)	(1,309,032)						(1,309,032)
Ending Balance at Dec. 31, 2020	$ 20,715,839	$ 737,744	$ 7,272,401	$ 6,050,787	$ 1,837,894	$ 19,802	$ 5,401,569	$ (61,330)			$ 194,716